Long-Term Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Information Regarding Restricted Common Unit Awards

The following table summarizes information regarding restricted common share awards granted under the MRD LTIP for the periods presented:

	Number of Shares	Weighted-Average Grant Date Fair Value per Share (1)
Restricted common shares outstanding at January 1, 2014	—	$—
Granted (2)	1,068,422	$19.00
Forfeited	(9,211)	$19.00
Restricted common shares outstanding at December 31, 2014	1,059,211	$19.00
Granted (3)	938,558	$18.80
Forfeited	(54,569)	$18.83
Vested	(274,355)	$19.00
Restricted common shares outstanding at December 31, 2015	1,668,845	$18.89

(1)	Determined by dividing the aggregate grant date fair value of awards by the number of awards issued.
(2)	The aggregate grant date fair value of restricted common share awards issued in 2014 was $20.3 million based on grant date market price of $19.00 per share
(3)	The aggregate grant date fair value of restricted common share awards issued in 2015 was $17.6 million based on grant date market prices ranging from $17.58 to $18.91 per share.

Summary of Amount of Compensation Expense Recognized

The following table summarizes the amount of recognized compensation expense associated with these awards that are reflected in the accompanying statements of operations for the periods presented (in thousands):

For the Year Ended December 31,
2015	2014
$8,788	$2,804